Equity (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 20, 2018	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Common stock, par value per share		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		600,000,000	600,000,000	600,000,000
Common stock, shares issued		51,314,000	50,340,000	50,340,000
Common stock, shares outstanding		51,314,000	50,340,000	50,340,000
Common Stock [Member]
Common stock voting rights		Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.	Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.
Related Party [Member] | Note Payable [Member] | Common Stock [Member]
Stock issued to settle notes payable, shares		142,670
Restricted Common Stock [Member] | Note Payable - Unrelated Party [Member]
Stock issued to settle notes payable, shares	831,330
Stock issued to settle notes payable, value	$ 166,266
Restricted Common Stock [Member] | Related Party [Member] | Note Payable [Member]
Stock issued to settle notes payable, shares	142,670
Stock issued to settle notes payable, value	$ 28,534